Income Tax - Summary of Unrecognized Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 70,529	$ 76,031
Deferred tax asset	7,385	9,880
Other investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	34,873	34,840
Deferred tax asset	4,708	4,529
Other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	19,705	11,620
Deferred tax asset	$ 3,073	$ 1,900